Portfolio of Investments
Columbia Emerging Markets Fund, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.0%
Issuer	Shares	Value ($)
Argentina 1.4%
Globant SA(a)	42,144	9,181,913
MercadoLibre, Inc.(a)	16,068	21,831,110
Total		31,013,023
Brazil 7.0%
Afya Ltd., Class A(a)	526,037	12,314,526
Arco Platform Ltd., Class A(a)	178,076	5,174,889
Banco BTG Pactual SA	822,775	19,354,954
Hapvida Participacoes e Investimentos SA	1,567,107	4,796,008
Itaú Unibanco Holding SA, ADR	1,396,498	7,960,039
Localiza Rent a Car SA	1,463,323	17,357,605
Locaweb Servicos de Internet SA	3,621,760	18,255,778
Magazine Luiza SA	3,435,642	13,388,700
Notre Dame Intermedica Participacoes SA	540,975	9,133,371
Pagseguro Digital Ltd., Class A(a)	397,763	19,534,141
Stone Co., Ltd., Class A(a)	253,161	16,701,031
XP, Inc., Class A(a)	399,908	15,860,351
Total		159,831,393
Canada 0.5%
Parex Resources, Inc.(a)	634,146	10,824,130
China 32.3%
Alibaba Group Holding Ltd., ADR(a)	570,535	122,071,669
BeiGene Ltd., ADR(a)	19,358	6,940,037
Bilibili, Inc., ADR(a)	89,038	9,543,093
Burning Rock Biotech Ltd., ADR(a)	199,181	5,391,830
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China Tourism Group Duty Free Corp., Ltd., Class A	289,951	15,718,621
Country Garden Services Holdings Co., Ltd.	4,345,000	44,089,556
Everest Medicines Ltd.(a)	1,161,000	10,899,444
Glodon Co., Ltd., Class A	549,215	6,389,762
JD.com, Inc., ADR(a)	424,802	31,409,860
Jinke Smart Services Group Co., Ltd., Class H(a)	1,858,700	15,628,740
Kingdee International Software Group Co., Ltd.(a)	3,072,000	11,673,613
Kuaishou Technology(a)	227,015	5,868,866
Kweichow Moutai Co., Ltd., Class A	46,048	16,145,735
Li Ning Co., Ltd.	2,357,500	21,674,383
Meituan, Class B(a)	313,000	10,970,552
Common Stocks (continued)
Issuer	Shares	Value ($)
Midea Group Co., Ltd., Class A	878,653	11,406,277
NetEase, Inc., ADR	132,593	15,636,692
New Horizon Health Ltd.(a)	1,420,500	13,358,316
New Oriental Education & Technology Group, Inc., ADR(a)	2,121,483	21,702,771
Ping An Insurance Group Co. of China Ltd., Class H	1,584,500	17,307,771
Shenzhou International Group Holdings Ltd.	907,300	23,916,814
Silergy Corp.	139,000	17,444,850
Skshu Paint Co., Ltd.	271,819	9,696,544
Songcheng Performance Development Co., Ltd., Class A	5,164,985	14,505,138
TAL Education Group, ADR(a)	340,655	13,615,980
Tencent Holdings Ltd.	1,768,500	138,262,939
WuXi AppTec Co., Ltd., Class H	1,466,702	30,340,477
WuXi Biologics Cayman, Inc.(a)	2,788,000	41,377,227
Xpeng, Inc., ADR(a)	521,145	16,744,389
Zai Lab Ltd., ADR(a)	78,603	13,964,609
Total		733,696,556
Hong Kong 3.0%
AIA Group Ltd.	1,777,800	23,727,076
Galaxy Entertainment Group Ltd.(a)	831,000	6,962,842
Techtronic Industries Co., Ltd.	1,996,264	37,577,957
Total		68,267,875
Hungary 1.6%
OTP Bank Nyrt(a)	521,018	28,599,527
Richter Gedeon Nyrt	254,095	7,092,413
Total		35,691,940
India 11.2%
Apollo Hospitals Enterprise Ltd.	320,951	13,936,211
Asian Paints Ltd.	315,428	12,795,096
AU Small Finance Bank Ltd.(a)	777,505	10,665,775
Avenue Supermarts Ltd.(a)	258,527	10,778,041
Bajaj Finance Ltd.(a)	215,581	16,661,955
Balkrishna Industries Ltd.	322,859	9,754,375
Cholamandalam Investment and Finance Co., Ltd.	861,744	6,460,304
Divi’s Laboratories Ltd.(a)	147,917	8,407,589
Dixon Technologies India Ltd.(a)	304,245	16,758,174
Columbia Emerging Markets Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Eicher Motors Ltd.(a)	273,726	9,954,917
HDFC Bank Ltd., ADR(a)	308,010	23,572,005
HDFC Life Insurance Co., Ltd.(a)	1,113,092	10,268,216
InterGlobe Aviation Ltd.(a)	363,355	8,908,681
Jubilant Foodworks Ltd.(a)	145,684	6,267,244
Kotak Mahindra Bank Ltd.(a)	532,148	13,208,130
Mindtree Ltd.	322,544	10,475,763
PVR Ltd.(a)	431,222	7,733,052
Reliance Industries Ltd.	1,303,063	37,630,911
SBI Cards & Payment Services Ltd.(a)	721,897	10,421,478
Tech Mahindra Ltd.	679,833	9,618,089
Total		254,276,006
Indonesia 3.7%
PT Ace Hardware Indonesia Tbk	69,304,200	7,228,543
PT Bank BTPN Syariah Tbk	40,172,500	7,447,927
PT Bank Central Asia Tbk	12,671,000	28,100,918
PT Bank Jago Tbk(a)	7,560,000	6,427,999
PT Bank Rakyat Indonesia Persero Tbk	123,477,200	35,183,692
Total		84,389,079
Kazakhstan 0.3%
Kaspi.KZ JSC, GDR(b),(c),(d)	85,683	7,857,131
Luxembourg 0.3%
Global Fashion Group SA(a)	398,341	5,804,794
Philippines 0.5%
Ayala Land, Inc.	16,369,900	11,812,042
Poland 1.2%
Allegro.eu SA(a)	312,006	4,964,600
Dino Polska SA(a)	286,463	22,206,434
Total		27,171,034
Russian Federation 7.0%
Detsky Mir PJSC	5,592,360	11,597,159
Fix Price Group Ltd., GDR(a),(d)	2,678,663	21,831,103
Lukoil PJSC, ADR	344,157	28,013,518
Ozon Holdings PLC, ADR(a)	269,489	14,301,781
Sberbank of Russia PJSC, ADR	1,948,820	32,806,249
TCS Group Holding PLC, GDR(d)	274,083	20,517,771
Yandex NV, Class A(a)	453,173	30,607,304
Total		159,674,885
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 2.5%
Capitec Bank Holdings Ltd.	113,763	13,668,235
Clicks Group Ltd.	383,055	7,211,232
Naspers Ltd., Class N	162,900	35,907,555
Total		56,787,022
South Korea 12.0%
Coupang, Inc.(a)	191,042	7,792,603
Ecopro BM Co., Ltd.	43,376	6,979,843
Kakao Corp.	204,667	22,375,615
NAVER Corp.	65,572	21,038,381
Pearl Abyss Corp.(a)	159,560	8,326,404
Samsung Biologics Co., Ltd.(a)	23,059	17,116,318
Samsung Electro-Mechanics Co., Ltd.	148,261	22,335,282
Samsung Electronics Co., Ltd.	1,385,099	99,422,744
Samsung SDI Co., Ltd.	38,356	22,014,925
SK Hynix, Inc.	397,798	44,601,545
Total		272,003,660
Taiwan 11.9%
Delta Electronics	1,438,000	15,088,007
Hon Hai Precision Industry Co., Ltd.	4,612,000	18,427,982
MediaTek, Inc.	1,386,000	47,882,264
Sea Ltd. ADR(a)	137,808	34,898,498
Taiwan Semiconductor Manufacturing Co., Ltd.	6,810,048	144,592,206
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	77,001	9,036,837
Total		269,925,794
Thailand 0.6%
Muangthai Capital PCL, Foreign Registered Shares	7,553,800	14,841,735
Total Common Stocks (Cost $1,193,459,335)		2,203,868,099

Preferred Stocks 2.6%
Issuer	Shares	Value ($)
Brazil 1.5%
Azul SA(a)	4,245,063	34,869,841
South Korea 1.1%
Samsung Electronics Co., Ltd.	388,057	25,105,561
Total Preferred Stocks (Cost $32,654,101)		59,975,402

2	Columbia Emerging Markets Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, May 31, 2021 (Unaudited)
Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(e),(f)	20,558,716	20,556,660
Total Money Market Funds (Cost $20,556,660)		20,556,660
Total Investments in Securities (Cost $1,246,670,096)		2,284,400,161
Other Assets & Liabilities, Net		(12,178,560)
Net Assets		$2,272,221,601
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2021, the total value of these securities amounted to $7,857,132, which represents 0.35% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2021, the total value of these securities amounted to $50,206,005, which represents 2.21% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2021.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	1,772,051	436,603,451	(417,818,836)	(6)	20,556,660	(1,362)	22,459	20,558,716
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Emerging Markets Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT142_08_L01_(07/21)